Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2017	$ 5,000		$ 9	$ 32,984,989	$ (38,243,523)	$ (46,477)	$ (141,749)	$ (5,441,751)
Balance, shares at Jun. 30, 2017	500,000	1	9,156
Issuance of common stock for conversion of convertible debt and accrued interest			$ 82	2,770,106				2,770,188
Issuance of common stock for conversion of convertible debt and accrued interest, shares			81,795
Reclassification of premium upon debt conversion				948,129				948,129
Extinguishment of derivative liability associated with convertible notes				809,642				809,642
Loss on settlement of debt, net				55,201				55,201
Loss on settlement of debt, net, shares			(30)
Issuance of common stock for services			$ 2	129,998				130,000
Issuance of common stock for services, shares			1,938
Stock option expense				516,148				516,148
Foreign currency translation gain							499,678	499,678
Net loss					(7,039,155)			(7,039,155)
Balance at Jun. 30, 2018	$ 5,000		$ 93	38,214,213	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	92,859
Issuance of common stock for conversion of convertible debt and accrued interest			$ 258	1,413,060				1,413,318
Issuance of common stock for conversion of convertible debt and accrued interest, shares			258,285
Reclassification of premium upon debt conversion				600,209				600,209
Extinguishment of derivative liability associated with convertible notes				1,029,039				1,029,039
Issuance of common stock for exercise of warrants				30				30
Issuance of common stock for exercise of warrants, shares			24
Foreign currency translation gain							276,216	276,216
Net loss					(2,124,936)			(2,124,936)
Balance at Sep. 30, 2018	$ 5,000		$ 351	41,256,551	(47,407,614)	(46,477)	634,145	(5,558,044)
Balance, shares at Sep. 30, 2018	500,000	1	351,168
Balance at Jun. 30, 2018	$ 5,000		$ 93	38,214,213	(45,282,678)	(46,477)	357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	92,859
Issuance of common stock for conversion of convertible debt and accrued interest			$ 704	3,350,079				3,350,783
Issuance of common stock for conversion of convertible debt and accrued interest, shares			704,258
Reclassification of premium upon debt conversion				1,824,317				1,824,317
Extinguishment of derivative liability associated with convertible notes				1,029,039				1,029,039
Issuance of common stock for services			$ 16	168,984				169,000
Issuance of common stock for services, shares			16,000
Issuance of common stock under equity purchase agreement			$ 147	1,100,233				1,100,380
Issuance of common stock under equity purchase agreement, shares			147,200
Issuance of common stock for exercise of warrants				30				30
Issuance of common stock for exercise of warrants, shares			24
Issuance of common stock for offering costs			$ 8	298,914				298,922
Issuance of common stock for offering costs, shares			7,701
Foreign currency translation gain							709,069	709,069
Stock based compensation in connection with stock option grants and restricted stock unit grants				41,436				41,436
Amortization of offering costs				(313,923)				(313,923)
Net loss					(5,758,369)			(5,758,369)
Balance at Jun. 30, 2019	$ 5,000		$ 968	45,713,322	(51,041,047)	(46,477)	1,066,998	(4,301,236)
Balance, shares at Jun. 30, 2019	500,000	1	968,042
Issuance of common stock for conversion of convertible debt and accrued interest			$ 182	123,531				123,713
Issuance of common stock for conversion of convertible debt and accrued interest, shares			181,939
Reclassification of premium upon debt conversion				73,235				73,235
Issuance of common stock for services			$ 20	39,780				39,800
Issuance of common stock for services, shares			20,000
Foreign currency translation gain							563,687	563,687
Relative fair value of warrants issued with convertible debt				375,905				375,905
Stock based compensation in connection with stock option grants and restricted stock unit grants				75,104				75,104
Net loss					(1,491,940)			(1,491,940)
Balance at Sep. 30, 2019	$ 5,000		$ 1,170	$ 46,400,877	$ (52,532,987)	$ (46,477)	$ 1,630,685	$ (4,541,732)
Balance, shares at Sep. 30, 2019	500,000	1	1,169,981